Annual Operating Expenses - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
	Jun. 29, 2024
Operating Expenses:
Management fee	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.33%	[3]
Total annual operating expenses	0.99%
Fee waiver and/or expense reimbursement	0.02%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.97%	[3]

[1]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.
[2]	A Adjusted to reflect current fees.
[3]
C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.69%.

[4]
D The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through August 31, 2025 .